Northeast Investors Trust

125 High Street – Suite 1802

Boston MA 02110

800-225-6704

January 31, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Northeast Investors Trust

File #2-11318

Ladies and Gentlemen,

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Bruce H. Monrad
Bruce H. Monrad
Trustee